UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Value
	COMMON STOCK - 28.5%
	BEVERAGES - 1.5%
6,365	Constellation Brands, Inc.	$1,338,114

	COMMERICIAL SERVICES - 1.3%
18,933	Square, Inc. *	1,224,018

	HEALTHCARE - SERVICES - 1.5%
5,388	UnitedHealth Group, Inc.	1,364,349

	INTERNET - 11.5%
3,475	Alibaba Group Holding Ltd. *	650,624
544	Alphabet, Inc. *	667,608
740	Amazon.com, Inc. *	1,315,305
666	Booking Holdings, Inc. *	1,351,128
5,376	Expedia Group, Inc.	719,524
3,902	Facebook, Inc. *	673,407
34,424	Match Group, Inc. *	1,243,395
6,393	Palo Alto Networks, Inc. *	1,267,476
2,451	Stamps.com, Inc. *	639,711
10,915	Wayfair, Inc. *	1,187,770
17,802	Yandex NV *	640,160
		10,356,108
	PHARMACEUTICALS - 0.8%
3,896	Allergan PLC	717,214

	SEMICONDUCTORS - 3.8%
4,001	Lam Research Corp.	762,751
25,850	Micron Technology, Inc. *	1,364,621
5,478	NVIDIA Corp.	1,341,343
		3,468,715
	SOFTWARE - 5.8%
18,108	Activision Blizzard, Inc.	1,329,489
5,228	Adobe Systems, Inc. *	1,279,187
10,198	Electronic Arts, Inc. *	1,312,993
12,673	Microsoft Corp.	1,344,352
		5,266,021
	TELECOMMUNICATIONS- 0.8%
11,670	T-Mobile US, Inc. *	700,200

	TRANSPORTATION - 1.5%
13,573	XPO Logistics, Inc. *	1,353,500

	TOTAL COMMON STOCK (Cost - $26,612,327)	25,788,239

	EXCHANGE TRADED FUNDS - 61.8%
76,133	Invesco QQQ Trust Series 1	13,433,668
137,434	iShares Short Treasury Bond ETF	15,176,836
76,348	ProShares Ultra S&P500	9,099,155
64,657	SPDR S&P 500 ETF Trust	18,189,954
	TOTAL EXCHANGE TRADED FUNDS (Cost - $55,192,348)	55,899,613

	EXHANGE TRADED NOTE - 1.0%
27,824	iPath S&P 500 VIX Short-Term Futures ETN (Cost - $876,072)	873,674

	SHORT-TERM INVESTMENTS - 15.2%
13,736,257	Fidelity Institutional Governemnt Portfolio, Institutional Class, 1.84% **	13,736,257
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,736,257)	13,736,257

	TOTAL INVESTMENTS - 106.5% (Cost - $96,417,004)	$96,297,783
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5) %	(5,862,109)
	NET ASSETS - 100.0%	$90,435,674

ETF - Exchange Traded Fund
* Non-income producing security.
** Rate shown represents the rate at July 31, 2018, it is subject to change and resets daily.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Value
	COMMON STOCK - 59.1%
	AEROSPACE/DEFENSE - 1.2%
5,032	Harris Corp.	$830,028

	APPAREL - 1.1%
9,884	Nike, Inc.	760,178

	BANKS - 7.6%
51,035	Bank of America Corp.	1,575,961
28,769	Bank of New York Mellon Corp.	1,538,278
6,302	JPMorgan Chase & Co.	724,415
14,711	US Bancorp	779,830
13,220	Wells Fargo & Co.	757,374
		5,375,858
	BEVERAGES -1.1%
6,675	PepsiCo, Inc.	767,625

	CHEMICALS - 1.1%
11,390	DowDuPont, Inc.	783,290

	COMMERICIAL SERVICES - 4.1%
10,664	Ecolab, Inc.	1,500,425
8,318	Moody's Corp.	1,423,376
		2,923,801
	COMPUTERS - 1.1%
3,973	Apple, Inc.	756,022

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
7,575	American Express Co.	753,864
22,539	Franklin Resources, Inc.	773,538
		1,527,402
	FOOD - 2.8%
25,096	Kraft Heinz Co.	1,512,034
7,201	Sysco Corp.	483,979
		1,996,013
	HEALTHCARE SERVICES - 1.1%
3,020	UnitedHealth Group, Inc.	764,725

	INSURANCE - 2.2%
10,709	Aon PLC	1,537,277

	LODGING - 2.1%
11,724	Marriott International, Inc.	1,498,796

	MEDIA - 4.2%
20,128	Comcast Corp.	720,180
28,041	Liberty Global PLC *	761,033
32,830	Twenty-First Century Fox, Inc.	1,458,308
		2,939,521
	MISCELLANEOUS MANUFACTURING - 1.1%
9,491	Dover Corp.	787,563

	OIL & GAS - 1.2%
7,034	Valero Energy Corp.	832,474

	PHARMACEUTICALS - 4.3%
22,933	CVS Health Corp.	1,487,434
11,763	Johnson & Johnson	1,558,833
		3,046,267
	PIPELINES - 3.3%
36,558	Energy Transfer Partners LP	766,256
26,573	Enterprise Products Partners LP	770,617
10,856	Magellan Midstream Partners LP	779,027
		2,315,900
	RETAIL - 3.2%
3,478	Costco Wholesale Corp.	760,673
15,982	TJX Cos, Inc.	1,554,409
		2,315,082
	SEMICONDUCTORS - 7.6%
32,457	Intel Corp.	1,561,182
8,144	Lam Research Corp.	1,552,572
36,408	Marvell Technology Group Ltd.	775,855
13,743	Texas Instruments, Inc.	1,529,871
		5,419,480

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Value
	COMMON STOCK - 59.1% (Continued)
	SOFTWARE - 3.2%
14,677	Microsoft Corp.	$1,556,936
15,662	Oracle Corp.	746,764
		2,303,700
	TELECOMMUNICATIONS - 3.3%
49,465	AT&T, Inc.	1,581,396
18,219	Cisco Systems, Inc.	770,482
		2,351,878

	TOTAL COMMON STOCK (Cost - $41,437,276)	41,832,880

	EXCHANGE TRADED FUNDS - 38.4%
84,719	iShares 20+ Year Treasury Bond ETF	10,140,864
135,026	iShares Short Treasury Bond ETF	14,910,921
32,300	ProShares S&P 500 Dividend Aristocrats ETF	2,111,774
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,387,541)	27,163,559

	SHORT-TERM INVESTMENTS - 8.6%
6,116,518	Fidelity Institutional Governemnt Portfolio, Institutional Class, 1.84% **	6,116,518
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,116,518)	6,116,518

	TOTAL INVESTMENTS - 106.1% (Cost - $74,941,335)	$75,112,957
	LIABILITIES IN EXCESS OF OTHER ASSETS- (6.1) %	(4,329,931)
	NET ASSETS - 100.0%	$70,783,026

ETF - Exchange Traded Fund
* Non-income producing security.
** Rate shown represents the rate at July 31, 2018, it is subject to change and resets daily.

NOTES TO PORTFOLIOS OF INVESTMENTS
July 31, 2018 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

NOTES TO PORTFOLIOS OF INVESTMENTS
July 31, 2018 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Trend Aggregate Growth Fund
Investment Securities:
Common Stocks	$25,788,239	$-	$-	$25,788,239
Exchange Traded Funds	55,899,613	-	-	55,899,613
Exchange Traded Note	873,674	-	-	-
Short-Term Investments	13,736,257	-	-	13,736,257
Total Investment Securities	$96,297,783	$-	$-	$95,424,109
Trend Aggregate Dividend and Income Fund
Investment Securities:
Common Stocks	$41,832,880	$-	$-	$41,832,880
Exchange Traded Funds	27,163,559	-	-	27,163,559
Short-Term Investments	6,116,518	-	-	6,116,518
Total Investment Securities	$75,112,957	$-	$-	$75,112,957

There were no transfers between levels during the current period presented. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold and level 3 secutiries during the period.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2018, were as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregate Growth Fund	96,417,004	868,144	(987,365)	(119,221)
Trend Aggregate Dividend and Income Fund	74,941,335	817,797	(646,175)	171,622

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	October 23, 2018

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	October 23, 2018